Consolidated Balance Sheets (Parenthetical) $ in Thousands	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 ₪ / shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 ₪ / shares
Statement of Financial Position [Abstract]
Trade receivables, allowance for doubtful accounts | $	$ 75		$ 116
Ordinary shares, par value per share | ₪ / shares		₪ 80.00		₪ 80.00
Ordinary shares, shares authorized	4,000,000		4,000,000
Ordinary shares, shares issued	3,356,689		2,935,286
Ordinary shares, shares outstanding	3,356,689		2,935,286